SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating costs and expenses:
Selling and marketing expenses	¥ 179,568	$ 27,720	¥ 187,435	¥ 138,129
General and administrative expenses	403,008	62,214	342,128	284,756
Total operating costs and expenses	5,204,734	803,473	4,593,915	3,815,835
Loss from operations	601,154	92,802	389,364	380,544
Interest income	26,712	4,124	23,162	6,856
Interest expense	3,854	595	1,533	813
Foreign exchange gain	7,814	1,206	(246)	21
Net income attributable to China Lodging Group, Limited	436,600	67,399	307,348	279,858
Other comprehensive income
Unrealized securities holding gains, net of tax of nil, 9,485 and 7,151 for 2013, 2014 and 2015	68,069	10,508	28,458
Comprehensive income attributable to China Lodging Group, Limited	508,204	78,453	334,724	278,882
Parent Company [Member]
Operating costs and expenses:
Selling and marketing expenses	157	24	157	157
General and administrative expenses	59,236	9,145	35,434	33,308
Total operating costs and expenses	59,393	9,169	35,591	33,465
Loss from operations	(59,393)	(9,169)	(35,591)	(33,465)
Interest income	30	5	75	6
Interest expense	3,198	494	0	0
Foreign exchange gain	7,477	1,154	0	0
Other income, net	2,488	384	2,419	2,438
Income in investment in subsidiaries	489,196	75,519	340,445	310,879
Net income attributable to China Lodging Group, Limited	436,600	67,399	307,348	279,858
Other comprehensive income
Unrealized securities holding gains, net of tax of nil, 9,485 and 7,151 for 2013, 2014 and 2015	68,069	10,508	28,458	0
Foreign currency translation adjustments, net of tax of nil for 2013, 2014 and 2015	3,535	546	(1,082)	(976)
Comprehensive income attributable to China Lodging Group, Limited	¥ 508,204	$ 78,453	¥ 334,724	¥ 278,882